Stock Options (Details) - Stock Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of warrants, beginning balance	5,690,000	4,190,000
Number of shares, issued		1,500,000
Number of shares, exercised
Number of warrants, expired	(2,440,000)
Number of warrants, ending balance	3,250,000	5,690,000
Number of shares, Vested	3,250,000
Number of shares, Unvested
Weighted average exercise price, beginning balance	$ 0.13	$ 0.16
Weighted average exercise price, issued	0	0.04
Weighted average exercise price, exercised		0
Weighted average exercise price Cancelled / forfeited	0.19	0
Weighted average exercise price, ending balance	0.09	$ 0.13
Weighted average exercise price, Vested	0.09
Weighted average exercise price, Unvested	$ 0